Earnings per share (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit (loss) for the year attributed to Company's shareholders	(335,677)	13,984,946	(6,691,720)
Profit loss from continuing operations attributable diluted to owners of parent	(335,677)	13,984,946	(6,691,720)
Distribution of priority dividends attributable to basic		208,864
Distribution of priority dividends attributable to diluted		208,864
Distribution of 6% ??ofunit price of common shares, basic		273,729
Distribution of 6% ??ofunit price of common shares, diluted		273,729
Distribution of excess profits, by class basic		13,502,353
Distribution of excess profits, by class diluted		13,502,353
Reconciliation of income available for distribution, by class (numerator), basic	(335,677)	13,984,946	(6,691,720)
Reconciliation of income available for distribution, by class (numerator), diluted	(335,677)	13,984,946	(6,691,720)
Weighted average number of shares, basic	796,476,912	796,223,523	795,992,693
Weighted average shares diluted	796,476,912	797,218,524	797,218,554
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to basic		208,574
Distribution of priority dividends attributable to diluted		208,574
Distribution of excess profits, by class basic		5,838,145
Distribution of excess profits, by class diluted		5,838,145
Reconciliation of income available for distribution, by class (numerator), basic	(145,118)	6,046,719	(2,890,445)
Reconciliation of income available for distribution, by class (numerator), diluted	(145,118)	6,046,719	(2,890,444)
Weighted average number of shares, basic	344,329,470	344,054,700	343,823,811
Weighted average shares diluted	344,329,470	345,049,701	345,049,672
Profit (loss) per share, basic	R$ (0.42)	R$ 17.57	R$ (8.41)
Profit (loss) per share, diluted	R$ (0.42)	R$ 17.52	R$ (8.38)
Amount at beginning of the year	344,158,226,000
Incentive long term plan payments with treasury shares	236,758	322,712	1,721
Amount at the end of the year	344,394,984,000	344,158,226,000
Amount at beginning of the year	344,158,226,000	343,824,794,000
Conversion shares class "B" into shares class "A"		10,720
Amount at the end of the year		344,158,226,000	343,824,794,000
Amount at beginning of year		343,824,794,000	343,823,073,000
Amount at the end of the year			343,824,794,000
Class A Preference Shares [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Amount at beginning of the year	344,158,226,000
Incentive long term plan payments with treasury shares	171,244	229,877	738
Amount at the end of the year	344,329,470,000	344,158,226,000
Amount at beginning of the year	344,054,700,000	343,824,794,000
Conversion shares class "B" into shares class "A"		29
Amount at the end of the year		344,054,700,000	343,824,794,000
Amount at beginning of year		343,823,811,000	343,823,073,000
Amount at the end of the year			343,823,811,000
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to basic		290
Distribution of priority dividends attributable to diluted		290
Reconciliation of income available for distribution, by class (numerator), basic	(202)	290	(4,205)
Reconciliation of income available for distribution, by class (numerator), diluted	(202)	290	(4,205)
Weighted average number of shares, basic	478,790	500,171	500,230
Weighted average shares diluted	478,790	500,171	500,230
Profit (loss) per share, basic	R$ (0.42)	R$ 0.58	R$ (8.41)
Profit (loss) per share, diluted	R$ (0.42)	R$ 0.58	R$ (8.41)
Incentive long term plan payments with treasury shares
Amount at beginning of the year	478,790,000	500,230,000
Conversion shares class "B" into shares class "A"		(21,440)
Amount at the end of the year		478,790,000	500,230,000
Class B Preference Shares [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Incentive long term plan payments with treasury shares
Amount at beginning of the year	500,171,000	500,230,000
Conversion shares class "B" into shares class "A"		(59)
Amount at the end of the year		500,171,000	500,230,000
Common shares member
IfrsStatementLineItems [Line Items]
Distribution of excess profits, by class basic		7,664,208
Distribution of excess profits, by class diluted		7,664,208
Reconciliation of income available for distribution, by class (numerator), basic	(190,357)	7,937,937	(3,797,070)
Reconciliation of income available for distribution, by class (numerator), diluted	(190,357)	7,937,937	(3,797,071)
Weighted average number of shares, basic	451,668,652	451,668,652	451,668,652
Weighted average shares diluted	451,668,652	451,668,652	451,668,652
Profit (loss) per share, basic	R$ (0.42)	R$ 17.57	R$ (8.41)
Profit (loss) per share, diluted	R$ (0.42)	R$ 17.57	R$ (8.41)